PROPERTY, PLANT AND EQUIPMENT (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) km
PROPERTY, PLANT AND EQUIPMENT
Number of km from NE of the city of Zacatecas	190
Number of km from SW of the town of Concepcion del Oro	48
Number of km from SE of Newmont Penasquito Mine	54
Percentage of royalty payable	2.00%
Total cash consideration agreed to pay to Fresnillo | $	$ 62.8
Newmount
PROPERTY, PLANT AND EQUIPMENT
Percentage of royalty payable	2.00%
Minimum
PROPERTY, PLANT AND EQUIPMENT
Option to acquire interest in applicable sulphide project, Percentage	60.00%
Maximum
PROPERTY, PLANT AND EQUIPMENT
Option to acquire interest in applicable sulphide project, Percentage	70.00%